SCHEDULE OF OTHER INFORMATION OPERATING LEASE OBLIGATIONS (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Weighted average remaining lease term (in years)	1 year 9 months	2 years 3 months	3 years 3 months
Weighted average discount rate	8.30%	8.30%	8.30%
Operating cash flows from operating leases	$ 594	$ 1,139	$ 3,766
Leased assets obtained in exchange for new operating lease liabilities